7. CONVERTIBLE NOTES PAYABLE, RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
7. CONVERTIBLE NOTES PAYABLE, RELATED PARTY

During 2012, the Company issued an aggregate of $280,000 convertible promissory notes to officers and key employees in settlement of accrued salaries.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The convertible promissory notes are convertible into common stock, at the holders’ option at $0.015 per common share.

Due to the nature of the notes described in Note 5 above, the Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and the uncertainty of sufficient authorized shares to meet possible conversion demands. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the notes and to fair value as of each subsequent reporting date.

The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 200.41% to 200.80%, (3) weighted average risk-free interest rate of 0.25%, (4) expected life of 2.0 years, and (5) estimated fair value of the Company’s common stock of $0.0165 to $0.0167 per share.

The determined fair value of the debt derivatives of $262,285 was charged as a debt discount up to the net proceeds of the note.

At June 30, 2014, the Company marked to market the fair value of the debt derivatives and determined a fair value of $384,813. The Company recorded a loss from change in fair value of debt derivatives of $363,214 and $331,114 for the three and six months ended June 30, 2014, respectively. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 197.24%, (3) weighted average risk-free interest rate of 0.07%, (4) expected life of 0.50 years, and (5) estimated fair value of the Company’s common stock of $0.0305 per share.

The charge of the amortization of debt discounts and costs for the three and six months ended June 30, 2014 was $32,672 and $64,985, respectively, and $32,672 and $64,985 for the three and six months ended June 30, 2013, respectively; which was accounted for as interest expense. Also, the Company has accrued interest expense of $33,541 as of June 30, 2014.

During 2012, the Company issued an aggregate of $280,000 convertible promissory notes to officers and key employees in settlement of accrued salaries.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The convertible promissory notes are convertible into common stock, at the holders’ option at $0.15 per common share.

Due to the nature of the notes described in Note 7 above, the Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and the uncertainty of sufficient authorized shares to meet possible conversion demands. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the notes and to fair value as of each subsequent reporting date.

The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 200.41% to 200.80%, (3) weighted average risk-free interest rate of 0.25%, (4) expected life of 2.0 years, and (5) estimated fair value of the Company’s common stock of $0.0165 to $0.0167 per share.

The determined fair value of the debt derivatives of $262,285 was charged as a debt discount up to the net proceeds of the notes.

At December 31, 2013, the Company marked to market the fair value of the debt derivatives and determined a fair value of $53,699. The Company recorded a gain from change in fair value of debt derivatives of $140,769 for the year ended December 31, 2013. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 157.27%, (3) weighted average risk-free interest rate of 0.13%, (4) expected life of 1.00 years, and (5) estimated fair value of the Company’s common stock of $0.0072 per share.

The charge of the amortization of debt discounts and costs for the years ended December 31, 2013 and 2012 was $131,047 and $191, respectively, which was accounted for as interest expense. Also, the Company has accrued interest expense of $22,433 as of December 31, 2013.